Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies.
Schedule of future minimum rental payments required under the operating lease agreements

The following is a schedule by year of future minimum rental payments required under the operating lease agreements (in thousands):

Years ending December 31:
2022	$9,699
2023	7,124
2024	5,089
2025	3,013
2026	2,017
Thereafter	5,124
$32,066